JPMorgan International Hedged Equity Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Australia — 7.0%
ANZ Group Holdings Ltd.	28	540
BHP Group Ltd.	61	1,686
Brambles Ltd.	25	255
Commonwealth Bank of Australia	14	1,276
Dexus, REIT	35	161
Glencore plc	24	132
Goodman Group, REIT	32	731
GPT Group (The), REIT	40	123
Insurance Australia Group Ltd.	79	383
Macquarie Group Ltd.	5	649
Medibank Pvt Ltd.	155	405
Mirvac Group, REIT	280	395
National Australia Bank Ltd.	31	776
QBE Insurance Group Ltd.	55	650
Rio Tinto Ltd.	19	1,451
Rio Tinto plc	9	574
Santos Ltd.	107	560
Transurban Group	31	262
Wesfarmers Ltd.	8	371
Westpac Banking Corp.	32	618
Woodside Energy Group Ltd.	14	260
Woolworths Group Ltd.	25	558
		12,816
Belgium — 0.6%
Anheuser-Busch InBev SA	10	562
KBC Group NV (a)	7	570
		1,132
China — 0.3%
Prosus NV	14	477
Denmark — 3.4%
Carlsberg A/S, Class B (a)	6	724
Novo Nordisk A/S, Class B (a)	42	5,551
		6,275
Finland — 0.8%
Nokia OYJ (a)	33	131
Nordea Bank Abp (a)	107	1,250
		1,381
France — 11.7%
Air Liquide SA (a)	12	2,215
Airbus SE (a)	7	1,101
AXA SA	5	188
BNP Paribas SA (a)	20	1,368
Capgemini SE (a)	8	1,484
Cie Generale des Etablissements Michelin SCA	18	726
Dassault Systemes SE	14	510

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Engie SA	80	1,261
Hermes International SCA	—	245
Kering SA (a)	1	160
Legrand SA	14	1,471
L'Oreal SA (a)	2	656
LVMH Moet Hennessy Louis Vuitton SE (a)	4	3,039
Orange SA	69	766
Pernod Ricard SA (a)	6	734
Safran SA (a)	8	1,836
Societe Generale SA (a)	31	815
TotalEnergies SE (a)	16	1,102
Vinci SA (a)	15	1,716
		21,393
Germany — 7.9%
adidas AG (a)	2	543
Allianz SE (Registered) (a)	9	2,486
BASF SE	2	80
Bayer AG (Registered) (a)	7	210
Deutsche Post AG (a)	24	1,054
Deutsche Telekom AG (Registered) (a)	64	1,671
E.ON SE	97	1,367
Infineon Technologies AG (a)	35	1,227
Mercedes-Benz Group AG	4	284
Merck KGaA (a)	1	171
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	2	1,022
RWE AG (a)	9	325
SAP SE (a)	11	2,275
Siemens AG (Registered)	8	1,435
Symrise AG	1	120
Zalando SE * (b)	7	179
		14,449
Hong Kong — 1.5%
AIA Group Ltd.	141	943
CK Asset Holdings Ltd.	67	258
CLP Holdings Ltd.	18	150
Hong Kong Exchanges & Clearing Ltd.	17	492
Link, REIT	33	139
Prudential plc	40	364
Sun Hung Kai Properties Ltd.	28	247
Techtronic Industries Co. Ltd.	18	224
		2,817
Ireland — 0.4%
Kingspan Group plc	5	463
Kingspan Group plc	3	297
		760

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — 1.4%
Enel SpA (a)	28	202
FinecoBank Banca Fineco SpA (a)	44	743
UniCredit SpA	38	1,556
		2,501
Japan — 23.3%
Ajinomoto Co., Inc.	21	869
Asahi Group Holdings Ltd.	17	630
Asahi Kasei Corp.	37	268
Bridgestone Corp.	21	856
Daiichi Sankyo Co. Ltd.	43	1,755
Daikin Industries Ltd.	7	943
Denso Corp.	49	807
Dentsu Group, Inc.	28	748
East Japan Railway Co.	23	444
Hitachi Ltd.	83	1,802
Honda Motor Co. Ltd.	15	158
Hoya Corp.	9	1,140
ITOCHU Corp.	30	1,564
Kao Corp.	8	350
Keyence Corp.	3	1,356
Konami Group Corp.	7	504
Kyowa Kirin Co. Ltd.	39	814
Lasertec Corp.	1	195
Mitsubishi Corp.	36	739
Mitsubishi UFJ Financial Group, Inc.	62	712
Mitsui & Co. Ltd.	34	784
Mitsui Fudosan Co. Ltd.	98	1,015
Murata Manufacturing Co. Ltd.	44	972
Nintendo Co. Ltd.	7	365
Nippon Paint Holdings Co. Ltd.	14	90
Nippon Steel Corp.	7	145
Nippon Telegraph & Telephone Corp.	854	910
Nomura Research Institute Ltd.	16	506
ORIX Corp.	34	835
Osaka Gas Co. Ltd.	13	306
Otsuka Corp.	29	643
Pan Pacific International Holdings Corp.	24	618
Recruit Holdings Co. Ltd.	19	1,067
Renesas Electronics Corp.	43	737
Sekisui House Ltd.	6	145
Shimadzu Corp.	6	180
Shimano, Inc.	3	461
Shin-Etsu Chemical Co. Ltd.	37	1,662
Shionogi & Co. Ltd.	9	387
Shiseido Co. Ltd.	4	128
SoftBank Group Corp.	5	293
Sony Group Corp.	18	1,590

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Electric Industries Ltd.	48	731
Sumitomo Metal Mining Co. Ltd.	18	564
Sumitomo Mitsui Financial Group, Inc.	27	1,950
Suzuki Motor Corp.	73	845
T&D Holdings, Inc.	44	821
Taisei Corp.	7	276
Takeda Pharmaceutical Co. Ltd.	4	110
Terumo Corp.	51	920
Tokio Marine Holdings, Inc.	43	1,699
Tokyo Electron Ltd.	8	1,695
Toyota Motor Corp.	126	2,426
		42,530
Macau — 0.1%
Sands China Ltd. *	67	127
Netherlands — 4.9%
Adyen NV * (a) (b)	—	298
ASML Holding NV (a)	5	4,968
Heineken NV	10	885
Koninklijke Ahold Delhaize NV (a)	15	467
Koninklijke KPN NV (a)	230	907
NN Group NV	19	977
Wolters Kluwer NV	3	483
		8,985
Singapore — 1.2%
DBS Group Holdings Ltd.	42	1,157
Oversea-Chinese Banking Corp. Ltd.	28	316
Sea Ltd., ADR *	5	298
United Overseas Bank Ltd.	14	345
		2,116
South Korea — 0.1%
Delivery Hero SE * (b)	4	81
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	48	507
Banco Santander SA (a)	376	1,812
Iberdrola SA	45	596
Industria de Diseno Textil SA (a)	18	860
		3,775
Sweden — 2.3%
Atlas Copco AB, Class A (a)	112	1,992
Sandvik AB	26	528
Volvo AB, Class B (a)	66	1,686
		4,206
Switzerland — 5.0%
Cie Financiere Richemont SA (Registered) (a)	8	1,168

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Givaudan SA (Registered) (a)	—	270
Julius Baer Group Ltd. (a)	5	266
Lonza Group AG (Registered) (a)	2	1,637
Novartis AG (Registered) (a)	19	2,101
Sandoz Group AG (a)	23	1,017
SGS SA (Registered)	6	653
Sika AG (Registered) (a)	1	147
UBS Group AG (Registered) (a)	21	639
Zurich Insurance Group AG (a)	2	1,229
		9,127
United Kingdom — 12.2%
3i Group plc (a)	45	1,795
AstraZeneca plc (a)	22	3,566
Barclays plc (a)	446	1,333
Berkeley Group Holdings plc (a)	15	956
British American Tobacco plc	18	634
Centrica plc	596	1,016
DCC plc	3	214
Diageo plc	19	598
HSBC Holdings plc	168	1,532
InterContinental Hotels Group plc (a)	8	769
Intertek Group plc	2	138
Lloyds Banking Group plc (a)	1,774	1,355
London Stock Exchange Group plc (a)	4	538
National Grid plc	44	557
Next plc	2	188
Reckitt Benckiser Group plc (a)	8	425
RELX plc (a)	51	2,410
SSE plc	57	1,380
Standard Chartered plc (a)	52	517
Taylor Wimpey plc (a)	126	259
Tesco plc	234	997
Unilever plc	18	1,122
		22,299
United States — 11.5%
BP plc (a)	395	2,332
CSL Ltd.	5	996
Ferrovial SE	11	443
GSK plc	74	1,445
Nestle SA (Registered) (a)	40	4,032
Roche Holding AG (a)	11	3,570
Sanofi SA (a)	8	813
Schneider Electric SE (a)	10	2,491

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Shell plc (a)	100	3,658
Stellantis NV (a)	74	1,224
		21,004
Total Common Stocks (Cost $132,757)		178,251
	NO. OF CONTRACTS
Options Purchased — 0.3%
Put Options Purchased — 0.3%
United States — 0.3%
MSCI EAFE Index
9/30/2024 at USD 2,190.00, European Style
Notional Amount: USD 168,765
Counterparty: Exchange-Traded * (Cost $1,516)	766	609
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (c) (d)(Cost $3,374)	3,373	3,374
Total Investments — 99.9% (Cost $137,647)		182,234
Other Assets Less Liabilities — 0.1%		172
NET ASSETS — 100.0%		182,406

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	11.8%
Banks	11.6
Insurance	6.1
Semiconductors & Semiconductor Equipment	4.8
Oil, Gas & Consumable Fuels	4.3
Textiles, Apparel & Luxury Goods	2.8
Automobiles	2.7
Food Products	2.7
Chemicals	2.7
Professional Services	2.6
Metals & Mining	2.5
Machinery	2.4
Capital Markets	2.4
Diversified Telecommunication Services	2.3
Multi-Utilities	2.3
Beverages	2.3
Electrical Equipment	2.2
Industrial Conglomerates	1.9
Automobile Components	1.7
Trading Companies & Distributors	1.7
Household Durables	1.6
Aerospace & Defense	1.6
Software	1.5
IT Services	1.5
Electronic Equipment, Instruments & Components	1.4
Construction & Engineering	1.3
Electric Utilities	1.3
Personal Care Products	1.2
Health Care Equipment & Supplies	1.1
Consumer Staples Distribution & Retail	1.1
Others (each less than 1.0%)	10.7
Short-Term Investments	1.9
Futures contracts outstanding as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	31	09/20/2024	USD	3,704	71

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Written Call Options Contracts as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	766	USD 168,765	USD 2,450.00	9/30/2024	(1,693)
Written Put Options Contracts as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	766	USD 168,765	USD 1,850.00	9/30/2024	(53)
Total Written Options Contracts (Premiums Received $1,626)						(1,746)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$12,816	$—	$12,816
Belgium	—	1,132	—	1,132
China	—	477	—	477
Denmark	—	6,275	—	6,275
Finland	—	1,381	—	1,381
France	—	21,393	—	21,393

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$14,449	$—	$14,449
Hong Kong	—	2,817	—	2,817
Ireland	—	760	—	760
Italy	—	2,501	—	2,501
Japan	—	42,530	—	42,530
Macau	—	127	—	127
Netherlands	—	8,985	—	8,985
Singapore	298	1,818	—	2,116
South Korea	—	81	—	81
Spain	—	3,775	—	3,775
Sweden	—	4,206	—	4,206
Switzerland	—	9,127	—	9,127
United Kingdom	—	22,299	—	22,299
United States	—	21,004	—	21,004
Total Common Stocks	298	177,953	—	178,251
Options Purchased	609	—	—	609
Short-Term Investments
Investment Companies	3,374	—	—	3,374
Total Investments in Securities	$4,281	$177,953	$—	$182,234
Appreciation in Other Financial Instruments
Futures Contracts	$71	$—	$—	$71
Depreciation in Other Financial Instruments
Options Written
Call Options Written	(1,693)	—	—	(1,693)
Put Options Written	(53)	—	—	(53)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,675)	$—	$—	$(1,675)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$—	$47,414	$44,038	$(2)	$— (c)	$3,374	3,373	$138	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (a) (b)	3,627	14,823	18,450	—	—	—	—	58	—
Total	$3,627	$62,237	$62,488	$(2)	$— (c)	$3,374		$196	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
(c)	Amount rounds to less than one thousand.